Derivatives and hedge activities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities

	2022	2021

Non-current assets
Swaps instruments before hedging	—	1,308
Total non-current derivative financial instrument assets	—	1,308

Non-current liabilities
Interest rate swaps - cash flow hedges
Itaú Unibanco S.A. EUR	2,554	—
Itaú Unibanco S.A. USD	972	—
Derivative warrants liabilities	2,886	—
Total non-current derivative financial instrument liabilities	6,412	—
The following amounts were recognized in profit or loss in relation to derivatives:

	2022	2021

Gain on derivative financial instruments	21,160	6,080

Disclosure of detailed information about hedging instruments

	Public Warrants	Private Placement Warrants	Total

Initial recognition at August 3, 2022	17,576	10,698	28,274
Change in fair value	(15,781)	(9,606)	(25,387)
Balance at December 31, 2022	1,795	1,092	2,886

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

					2022
	Hedge item			Hedge instrument
	Book value		Variation in value recognized in income		Variation in the amounts used to calculate hedge ineffectiveness
	Assets	Liabilities		Notional value

Strategies
Interest rate and foreign exchange risk
Swap-NDF	—	21,010	1,507	27,188	(2,831)
Total	—	21,010	1,507	27,188	(2,831)

Disclosure of financial liabilities

Cost of Hedging reserve

Change in fair value of hedging instrument recognized in OCI	3,341
Closing balance as of December 31, 2022	3,341